Staff costs - Breakdown (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Average headcount and number of offices
Wages and salaries	€ 9,020	€ 8,824		€ 8,879
Social security costs	1,426	1,412		1,440
Additions to provisions for defined benefit pension plans (Note 25)	72	84		88
Contributions to defined contribution pension funds	292	287		271
Other personnel expenses	1,331	1,258		1,369
Total personnel expenses	€ 12,141	€ 11,865	[1]	€ 12,047

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).